ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Accounts receivable	5,669	4,798	3,637
Less: allowance for expected credit losses	(34)	(23)	(18)
Accounts receivable, net	5,635	4,775	3,619

The movements in the allowance for expected credit losses for the years ended December 31, 2022 and 2023 were as follows:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
Balance at beginning of the year	34	34	26
Additions	-	-	-
Reversal	-	(11)	(8)
Balance at end of the year	34	23	18

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date is as follows:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Within 30 days	3,094	3,923	2,974
Between 31 and 60 days	1,683	758	575
Between 61 and 90 days	270	38	29
More than 90 days	588	56	41
Accounts receivable, net	5,635	4,775	3,619